LEASES (Details Narrative) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 02, 2022	May 31, 2023	Dec. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease, payments						$ 143	$ 67	$ 262	$ 203	$ 261	$ 202
Sublease income		$ 7								$ 3
Operating lease, weighted average remaining lease term			10 months 2 days			10 months 20 days		10 months 20 days		10 months 2 days	9 months 3 days
Operating lease, weighted average discount rate, percent			6.00%			6.00%		6.00%		6.00%	6.00%
Operating lease, right-of-use asset			$ 307			$ 1,621		$ 1,621		$ 307	$ 482
Operating lease, liability			$ 263			$ 1,485		$ 1,485		263	459
Operating lease expense										$ 264	$ 202
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, operating lease, description		Odysight.ai entered into an additional lease agreement for office space in Ramat Gan, Israel. The agreement is for 48 months beginning on July 1, 2023 and the Company has an option to extend the lease period for an additional two years. The Company does not currently expect to extend the lease period.	Odysight.ai entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022 and the Company has an option to extend the lease period for an additional one year. The Company does not expect to extend the lease period.	In March 2021, Odysight.ai entered into a lease agreement for additional office space in Omer, Israel (“additional space”), with the term for such agreement is ending December 31, 2023.	Odysight.ai entered into a lease agreement for office space in Omer, Israel (“original space”), with the 36-month term for such agreement beginning on January 1, 2021.					In December 2022, ScoutCam entered into a lease agreement for office space in Ramat Gan, Israel. The agreement is for 12 months beginning on December 14, 2022.		In December 2020, ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning January 1, 2021
Operating lease, payments	$ 12	$ 24	$ 3		$ 7
Sublease income	$ 3